Credit Risk - Summary of ECL Reconciliation (Residential Mortgages) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Net remeasurement of ECL on stage transfer	0
Assets derecognised - written off	0
Ending balance	863	£ 807
Recoveries net of collection costs	(40)	(42)	£ (54)
Income statement charge/(release) for the year	220	153	203
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	296,363	285,133
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfers of financial instruments	(994)	(1,293)
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	42,415	57,280
Other	4,195	11,021
Assets derecognised - Redemptions and repayments	40,379	55,778
Assets derecognised - written off	1
Ending balance	301,599	296,363	285,133
Net movement in the year	5,236	11,230
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,013	12,110
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfers of financial instruments	564	705
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	827	1,084
Other	295	(173)
Assets derecognised - Redemptions and repayments	1,344	1,713
Assets derecognised - written off	1
Ending balance	12,354	12,013	12,110
Net movement in the year	341	(97)
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,572	3,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfers of financial instruments	430	588
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	15	17
Other	171	268
Assets derecognised - Redemptions and repayments	458	688
Assets derecognised - written off	361	656
Ending balance	2,369	2,572	3,043
Net movement in the year	(203)	(471)
Stage 1 ECL [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfers of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
Change in economic scenarios	5	4
Changes to model	0	(1)
New lending and assets purchased	29	43
Other	6	(27)
Assets derecognised - Redemptions and repayments	32	44
Ending balance	147	143	176
Net movement in the year	4	(33)
Charge/(release) to the Income Statement	4	(33)
Recoveries net of collection costs	(10)
Income statement charge/(release) for the year	(6)	(33)
Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfers of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
Change in economic scenarios	(15)	(12)
Changes to model	0	2
New lending and assets purchased	32	34
Other	(14)	(16)
Assets derecognised - Redemptions and repayments	28	15
Assets derecognised - written off	0
Ending balance	348	307	284
Net movement in the year	41	23
Charge/(release) to the Income Statement	41	23
Recoveries net of collection costs	(15)
Income statement charge/(release) for the year	26	23
Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfers of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
New lending and assets purchased	9	12
Other	191	208
Assets derecognised - Redemptions and repayments	42	81
Assets derecognised - written off	249	534
Ending balance	368	357	691
Net movement in the year	11	(334)
Charge/(release) to the Income Statement	260	200
Recoveries net of collection costs	(46)	(36)
Income statement charge/(release) for the year	200	164
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	310,948	300,286
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	43,257	58,381
Other	4,661	11,116
Assets derecognised - Redemptions and repayments	42,181	58,179
Assets derecognised - written off	363	656
Ending balance	316,322	310,948	300,286
Net movement in the year	5,374	10,662
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
New lending and assets purchased	70	89
Other	183	165
Assets derecognised - Redemptions and repayments	102	140
Assets derecognised - written off	249	534
Ending balance	863	807	1,151
Net movement in the year	56	(344)
Charge/(release) to the Income Statement	305	190
Recoveries net of collection costs	(71)	(36)
Income statement charge/(release) for the year	220	154
Residential mortgages [member] | Stage 1 [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	157,739	155,155
Transfers from Stage 1 to Stage 2	(2,345)	(2,941)
Transfers from Stage 2 to Stage 1	2,921	(329)
Transfers to Stage 3	(231)	2,628
Transfers from Stage 3	5	4
Transfers of financial instruments	350	(638)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	31,090	28,330
Other	2,090	(249)
Assets derecognised - Redemptions and repayments	(22,439)	(24,859)
Assets derecognised - written off	0
Ending balance	168,830	157,739	155,155
Net movement in the year	11,091	2,584
Residential mortgages [member] | Stage 2 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,432	9,884
Transfers from Stage 1 to Stage 2	2,345	2,941
Transfers from Stage 2 to Stage 1	(2,921)	(512)
Transfers to Stage 3	(429)	(2,628)
Transfers from Stage 3	485	405
Transfers of financial instruments	(520)	206
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	198	446
Other	153	(81)
Assets derecognised - Redemptions and repayments	(1,039)	(1,023)
Assets derecognised - written off	0
Ending balance	8,224	9,432	9,884
Net movement in the year	(1,208)	(452)
Residential mortgages [member] | Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net remeasurement of ECL on stage transfer	0
Residential mortgages [member] | Stage 3 [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,999	2,004
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0	841
Transfers to Stage 3	660
Transfers from Stage 3	(490)	(409)
Transfers of financial instruments	170	432
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	2	3
Other	31	(5)
Assets derecognised - Redemptions and repayments	(396)	(358)
Assets derecognised - written off	(72)	(77)
Ending balance	1,734	1,999	2,004
Net movement in the year	(265)	(5)
Residential mortgages [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12	20
Transfers from Stage 1 to Stage 2	(1)	(1)
Transfers from Stage 2 to Stage 1	24	(6)
Transfers to Stage 3	0	21
Transfers from Stage 3	(1)
Transfers of financial instruments	22	14
Net remeasurement of ECL on stage transfer	(23)	(20)
Change in economic scenarios	(5)	(6)
Changes to model	0
New lending and assets purchased	5	2
Other	4	6
Assets derecognised - Redemptions and repayments	(1)	(4)
Assets derecognised - written off	0
Ending balance	14	12	20
Net movement in the year	2	(8)
Charge/(release) to the Income Statement	2	(8)
Recoveries net of collection costs	0
Income statement charge/(release) for the year	2	(8)
Residential mortgages [member] | Stage 1 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: ECL relating to derecognised income	0
Residential mortgages [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	119	131
Transfers from Stage 1 to Stage 2	1	1
Transfers from Stage 2 to Stage 1	(24)	(12)
Transfers to Stage 3	(8)	(21)
Transfers from Stage 3	16	14
Transfers of financial instruments	(15)	(18)
Net remeasurement of ECL on stage transfer	16	20
Change in economic scenarios	(22)	(7)
Changes to model	0	2
New lending and assets purchased	3	5
Other	6	(5)
Assets derecognised - Redemptions and repayments	(6)	(9)
Assets derecognised - written off	0
Ending balance	101	119	131
Net movement in the year	(18)	(12)
Charge/(release) to the Income Statement	(17)	(12)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	(17)	(12)
Residential mortgages [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments not credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: ECL relating to derecognised income	(2)
Residential mortgages [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member] | Financial instruments credit-impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	106	121
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0	18
Transfers to Stage 3	8
Transfers from Stage 3	(15)	(14)
Transfers of financial instruments	(7)	4
Net remeasurement of ECL on stage transfer	12	14
Change in economic scenarios	(9)	(8)
Changes to model	13	2
New lending and assets purchased	0	1
Other	14	1
Assets derecognised - Redemptions and repayments	(12)	(11)
Assets derecognised - written off	(14)	(18)
Ending balance	103	106	121
Net movement in the year	(3)	(15)
Charge/(release) to the Income Statement	11	3
Recoveries net of collection costs	(2)	(4)
Income statement charge/(release) for the year	7	(1)
Residential mortgages [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	169,170	167,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	31,290	28,779
Other	2,274	(335)
Assets derecognised - Redemptions and repayments	(23,874)	(26,240)
Assets derecognised - written off	(72)	(77)
Ending balance	178,788	169,170	167,043
Net movement in the year	9,618	2,127
Residential mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	237	272
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	5	14
Change in economic scenarios	(36)	(21)
Changes to model	13	4
New lending and assets purchased	8	8
Other	24	2
Assets derecognised - Redemptions and repayments	(19)	(24)
Assets derecognised - written off	(14)	(18)
Ending balance	218	237	£ 272
Net movement in the year	(19)	(35)
Charge/(release) to the Income Statement	(4)	(17)
Less: ECL relating to derecognised income	(2)
Recoveries net of collection costs	(2)	(4)
Income statement charge/(release) for the year	£ (8)	£ (21)